Schedule II (details) - Condensed Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statement of Comprehensive Income
Consolidated net income	$ 988	$ 864	$ 925	$ 896	$ 304	$ 864	$ 499	$ 806	$ 3,673	$ 2,473	$ 1,426
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(2,734)	281	1,570
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									3	81	4
Net changes in benefit plan assets and obligations									647	(69)	(307)
Net changes in unrealized foreign currency translation									(112)	43	(90)
Other comprehensive income (loss) before income taxes									(2,196)	336	1,177
Income tax expense (benefit)									(770)	105	427
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(1,426)	231	750
Other comprehensive income (loss), net of taxes									(1,426)	231	750
Comprehensive income									2,247	2,704	2,176
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Condensed Statement of Comprehensive Income
Consolidated net income									3,673	2,473	1,426
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									19	10	(2)
Net changes in benefit plan assets and obligations									616	(58)	(303)
Other comprehensive income (loss) before income taxes									635	(48)	(305)
Income tax expense (benefit)									222	(17)	(106)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									413	(31)	(199)
Other comprehensive income (loss) of subsidiaries									(1,839)	262	949
Other comprehensive income (loss), net of taxes									(1,426)	231	750
Comprehensive income									$ 2,247	$ 2,704	$ 2,176